Basis of Presentation and Summary of Significant Accounting Policies - Trademark Licensing (Details) - Licensing agreements	6 Months Ended
Jun. 30, 2021
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year